GEOGRAPHIC INFORMATION (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from External Customers	$ 139,759	$ 151,579	$ 137,232
Networking [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from External Customers	123,794	131,899	115,184
Technology [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from External Customers	$ 15,965	$ 19,680	$ 22,048